Principal Variable Contracts Funds, Inc.
Supplement dated October 9, 2018
to the Statement of Additional Information dated May 1, 2018
(as supplemented on June 18, 2018, July 30, 2018, August 10, 2018,
and September 17, 2018)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
Effective on or about January 2, 2019, in the Investment Advisors section, delete references to BNY Mellon Asset Management North America Corporation and replace with the following:

Sub-Advisor:
Mellon Corporation (“Mellon”), is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. Mellon is a registered investment advisor and organized as a corporation in the state of Delaware.

Account(s):    Bond Market Index

PORTFOLIO MANAGER DISCLOSURE
Effective October 15, 2018, in the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete references to Thomas L. Kruchten.
Effective October 15, 2018, in the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, add the following information to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information for this portfolio manager is as of 8/31/2018.)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Aaron J. Siebel: LargeCap S&P 500 Index and LargeCap S&P 500 Managed Volatility Index Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Aaron J. Siebel	LargeCap S&P 500 Index	None
Aaron J. Siebel	LargeCap S&P 500 Managed Volatility Index	None

Effective October 15, 2018, in the Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers) section, delete references to Thomas L. Kruchten.
Effective October 15, 2018, in the Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers) section, add the following information to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information for this portfolio manager is as of 8/31/2018.)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Aaron J. Siebel: Diversified Balanced Volatility Control and Diversified Growth Volatility Control Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Aaron J. Siebel	Diversified Balanced Volatility Control	None
Aaron J. Siebel	Diversified Growth Volatility Control	None
Effective on or about January 2, 2019, in the Portfolio Manager section, change references to BNY Mellon Asset Management North America Corporation to Mellon Corporation.

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